Net Income and Other Comprehensive Income (Loss) - Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis Of Income And Expense [Abstract]
Gain (loss) on disposal of property, plant and equipment	$ (38)	$ (1)	$ 142	$ (107)
Impairment loss on property, plant and equipment	(93)	(4)	0	0
Reversal of impairment loss on investment properties	57	2	19	11
Loss on disposal of intangible assets	0	0	0	0
Impairment loss on intangible assets	(9)	0	(51)	(9)
Impairment loss on other assets	(44)	(1)	0	0
Other income and expenses	$ (127)	$ (4)	$ 110	$ (105)